Cover	Aug. 26, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 26, 2024
Entity Registrant Name	ASCEND WELLNESS HOLDINGS, INC.
Amendment Flag	false
Entity Central Index Key	0001756390
Entity Incorporation, State or Country Code	DE
Entity File Number	333-254800
Entity Tax Identification Number	83-0602006
Entity Address, Address Line One	44 Whippany Road
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Morristown
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07960
City Area Code	646
Local Phone Number	661-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false